T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
FLORIDA 0.5%
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 0.01%, 11/1/38  2,400 2,400
2,400
GEORGIA 92.4%
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/31  2,465 2,841
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/33  1,455 1,662
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 5.00%, 9/1/29  1,100 1,335
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series B, VRDN, 0.01%, 7/1/35  2,300 2,300
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 940
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  3,870 4,316
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/36 (1) 5,000 5,883
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/49 (1) 2,500 2,871
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/30 (1) 1,340 1,759
Atlanta Dept. of Aviation, Series B, 5.00%, 1/1/37  5,945 6,105
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  1,500 973
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,155
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 347
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,445
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  2,035 2,352
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  6,120 7,040
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 609
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 741
Atlanta Public Safety & Judicial Fac. Auth., 4.00%, 12/1/21  1,280 1,305
Atlanta Water & Wastewater, 5.00%, 11/1/40  5,700 6,636
Atlanta Water & Wastewater, 5.00%, 11/1/43 ( Prerefunded
5/1/25) (2) 3,400 4,010
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37  1,000 1,177
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 3,285
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22 (3) 375 386
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23 (3) 450 484

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24 (3) 550 617
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (3) 350 407
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26 (3) 975 1,172
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 ( Prerefunded
1/1/26) (2) 1,290 1,551
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 ( Prerefunded
1/1/26) (2) 1,160 1,395
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 ( Prerefunded
1/1/26) (2) 500 601
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 ( Prerefunded
1/1/26) (2) 300 361
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 546
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 792
Augusta Airport, Series A, 5.00%, 1/1/30  645 705
Augusta Airport, Series A, 5.00%, 1/1/31  275 300
Augusta Airport, Series A, 5.00%, 1/1/32  550 600
Augusta Airport, Series A, 5.00%, 1/1/34  585 637
Augusta Airport, Series B, 5.00%, 1/1/22 (1) 445 454
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,908
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  5,985 7,039
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  2,000 2,330
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,920
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,635
Burke County Dev. Auth., Georgia Power Plant Vogtle , VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  1,550 1,606
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/30  1,000 1,155
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/45  1,500 1,786
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/50  1,450 1,710
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 324
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 611
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41  3,000 3,497
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 2,125
Cherokee County Board of Ed., GO, 5.00%, 8/1/33  1,265 1,334
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,233
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,273
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (4) 1,190 1,252
Clayton County Urban Redev . Agency, 5.00%, 2/1/25
( Prerefunded 2/1/22) (2) 1,095 1,131

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Clayton County Urban Redev . Agency, 5.00%, 2/1/26
( Prerefunded 2/1/22) (2) 1,160 1,198
Clayton County Urban Redev . Agency, 5.00%, 2/1/27
( Prerefunded 2/1/22) (2) 1,220 1,260
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,318
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 2,016
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/35  950 1,133
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/40  950 1,210
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/50  1,500 1,873
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  1,000 1,072
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30  2,200 2,356
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,000 1,193
Columbia County Water & Sewerage, 5.00%, 6/1/33  700 934
Columbia County Water & Sewerage, Forward Delivery, 5.00%,
6/1/35  1,680 2,232
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  5,000 6,275
Coweta County Water & Sewage Auth., 4.00%, 6/1/38  1,000 1,179
Coweta County Water & Sewage Auth., 4.00%, 6/1/39  1,000 1,176
Dalton, GO, 5.00%, 2/1/42  500 625
Dalton, GO, 5.00%, 2/1/48  3,500 4,371
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/32  1,250 1,515
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/33  1,190 1,439
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/34  400 460
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/36  900 1,032
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/37  1,000 1,144
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/41  1,385 1,573
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 5.00%, 8/15/32  900 1,099
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 884
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,356
DeKalb County Water & Sewerage, Series A, 5.25%, 10/1/41  4,365 4,436
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (5) 1,980 2,406
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (5) 4,080 5,053
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  6,910 8,135

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Floyd County Hosp. Auth., Floyd Medical Center, Series A, 5.00%,
7/1/34  2,810 3,362
Floyd County Hosp. Auth., Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32  2,000 2,096
Forsyth County School Dist., GO, 4.00%, 2/1/33  3,270 3,566
Forsyth County School Dist., GO, 5.00%, 2/1/31  3,250 3,888
Forsyth County School Dist., GO, 5.00%, 2/1/38  1,000 1,251
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center and Technology Square Projects, Series B,
5.00%, 11/1/31  3,020 3,773
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center Project, Series A, 5.00%, 11/1/30 ( Prerefunded
11/1/21) (2) 2,480 2,530
Fulton County Dev. Auth., Georgia Tech Foundation, Technology
Square, Series A, 5.00%, 11/1/30 ( Prerefunded 5/1/22) (2) 1,870 1,954
Fulton County Dev. Auth., Georgia Tech Foundation, Technology
Square, Series A, 5.00%, 11/1/31 ( Prerefunded 5/1/22) (2) 1,400 1,463
Fulton County Dev. Auth., Piedmont Healthcare, Series A, 4.00%,
7/1/35  1,625 1,842
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  5,170 6,171
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 7,119
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 6,243
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (6) 850 895
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (6) 700 731
Gainesville & Hall County CDA, Active Retirement Communities,
5.00%, 11/15/33  3,480 4,117
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, 4.00%, 2/15/45  8,165 9,554
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  1,600 1,905
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,000 3,571
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49  3,000 3,437
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54  6,985 8,014
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,983
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 250 279
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,250 1,497
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  1,905 2,219

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (6) 1,240 1,467
Georgia, Series A, GO, 5.00%, 7/1/28  5,000 5,259
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  1,445 1,626
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/35  750 878
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/36  1,250 1,460
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/37  750 873
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/38  1,000 1,161
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  2,545 2,966
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/34  4,110 4,687
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health
System, RAC, 5.00%, 8/1/47  2,000 2,349
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,623
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,500 2,955
Gwinnett County School Dist., GO, 5.00%, 2/1/36 ( Prerefunded
2/1/23) (2) 2,500 2,703
Jackson County School Dist., GO, 5.00%, 3/1/30  500 649
Jackson County School Dist., GO, 5.00%, 3/1/31  1,500 1,942
Jackson County School Dist., GO, 5.00%, 3/1/32  1,000 1,295
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (6) 1,680 1,896
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,507
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 233
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  4,705 5,674
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 3,011
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,855
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/22  2,190 2,270
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 3,128
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,737
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  3,000 3,479
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.892%, 8/1/48 (Tender
12/1/23)  3,000 3,025
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  5,570 6,744
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  6,230 7,310

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  5,000 5,865
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%,
7/1/45  5,000 6,046
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
Series A, 4.00%, 7/1/44  3,050 3,255
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
4.00%, 7/1/44  5,475 6,333
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/45 (5) 3,000 3,557
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/50 (5) 3,500 4,123
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24 (7) 1,000 1,175
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.00%,
1/1/56  3,000 3,611
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  2,110 2,546
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 5,435
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  4,440 5,050
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S, 5.00%,
10/1/27  500 530
Paulding County Hosp. Auth., Series A, RAC, 5.00%, 4/1/42  2,545 2,636
Paulding County Water & Sewerage, 4.00%, 12/1/32  5,180 6,027
Private Colleges & Univ. Auth., Emory Univ., Series A, 4.00%,
10/1/46  5,255 5,966
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  1,485 1,633
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/46  6,075 7,329
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
10/1/38  4,500 5,115
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  6,050 7,302
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  2,805 3,384
Richmond County Hosp. Auth., 5.00%, 1/1/31  2,000 2,403
Rockdale County Dev. Auth., Piedmont Healthcare, Series A,
5.00%, 7/1/49  4,080 5,089
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/35
( Prerefunded 5/1/26) (2) 1,000 1,217
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/41
( Prerefunded 5/1/26) (2) 3,820 4,649
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/47
( Prerefunded 5/1/26) (2) 5,000 6,085
Savannah Economic Dev. Auth., Marshes of Skidaway , 7.25%,
1/1/44 ( Prerefunded 1/1/24) (2) 1,000 1,175
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
4.00%, 7/1/43  4,995 5,752

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/29  50 55
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/30  3,105 3,398
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  220 240
Valdosta & Lowndes County Hosp. Auth., South Georgia Medical
Center, Series B, 5.00%, 10/1/26 ( Prerefunded 10/1/21) (2) 2,600 2,642
Walton County Water & Sewer Auth., Hard Labor Creek, Series A,
5.00%, 2/1/36  1,050 1,249
455,011
KENTUCKY 0.4%
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series C, VRDN, 0.02%, 1/1/29 (1) 2,200 2,200
2,200
LOUISIANA 0.1%
Saint Charles Parish PCR, Shell Oil Norco Project, VRDN, PCR,
0.02%, 11/1/21 (1) 600 600
600
NEW YORK 0.1%
Triborough Bridge & Tunnel Auth., Series 2005B, VRDN, 0.01%,
1/1/31  520 520
520
OHIO 0.1%
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B4,
VRDN, 0.01%, 1/1/43  600 600
600
PUERTO RICO 4.9%
Puerto Rico Commonwealth, Series A, GO, 5.00%, 7/1/19 (8)(9) 370 329
Puerto Rico Commonwealth, Series A, GO, 8.00%, 7/1/35 (8)(9) 2,735 2,202
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  750 781
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  520 548
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 745 886
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 500 586
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  560 591
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/29  690 729

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  1,295 1,367
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  750 796
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.00%, 7/1/47  1,450 1,544
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (9)(10) 845 678
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (8)(9) 875 723
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (8)(9) 340 287
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (8)(9) 660 580
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (8)(9) 160 146
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (8)(9) 245 214
Puerto Rico Commonwealth, Public Improvement, Series D, GO,
5.75%, 7/1/41 (8)(9) 500 438
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.625%, 7/1/33 (8)(9) 1,000 881
Puerto Rico Commonwealth, Public Improvement, Unrefunded
Balance, Series A, GO, 5.25%, 7/1/30 (8)(9) 535 480
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (8)(9) 810 793
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (8)(9) 100 96
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (8)(9) 10 10
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9) 15 14
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9) 35 34
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (8)(9) 40 38
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (8)(9) 170 162
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (8)(9) 55 53
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (8)(9) 70 67
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (8)(9) 420 401
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (8)(9) 425 406

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (8)(9) 40 38
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (8)(9) 35 33
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (8)(9) 15 14
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (8)(9) 300 287
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (8)(9) 40 38
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (8)(9) 30 29
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(9) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(9) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (8)(9) 175 166
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(9) 15 14
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(9) 140 133
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(9) 40 38
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(9) 15 14
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  800 897
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,000 5,692
24,281
TEXAS 0.3%
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care System,
VRDN, 0.01%, 11/15/50  1,500 1,500
1,500

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
WISCONSIN 0.6%
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 0.01%,
4/1/48  2,800 2,800
2,800
Total Investments in Securities 99.4%
(Cost $457,941) $ 489,912
Other Assets Less Liabilities 0.6% 2,840
Net Assets 100.0% $ 492,752
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$6,740 and represents 1.4% of net assets.
(7) Insured by AMBAC Assurance Corporation
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Non-income producing
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Georgia Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F92-054Q1 05/21